Franchise arrangements (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Franchise Arrangements [Line Items]
Property and equipment, net	$ 960,986	$ 856,192
Property and Equipment Under Franchise Arrangements
Franchise Arrangements [Line Items]
Property and equipment, net	123,832	124,039
Land	$ 32,373	$ 34,109
Initial Franchise Fee
Franchise Arrangements [Line Items]
Finite-lived intangible asset, useful life	20 years